May 21, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING SERIES FUND, INC.
(File Nos. 033-41694; 811-06352).

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 134 (“Amendment”) to the Registration Statement of ING Series Fund, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on July 30, 2010. The Registrant is filing the Amendment primarily for the purpose of updating the Registrant’s Brokerage Cash Reserves’, ING Money Market Fund’s, and ING U.S. Government Money Market Fund’s Prospectuses and Statements of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2649 or Kim Springer at 480-477-2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Phillip Newman
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com